CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 5,301,647	$ 569,298	$ 1,989,419
Accounts receivable			74,310
Accounts receivable, related party	177,519	177,519	163,366
Grants and other receivables		150,000
Prepaid expenses	51,183	62,300	2,667
Total current assets	5,530,350	959,117	2,229,762
Oil and natural gas properties, net	88,626,670	79,695,928	45,663,470
Other assets	80,179	80,179	25,000
TOTAL ASSETS	94,237,199	80,735,224	47,918,232
Current liabilities:
Accounts payable	5,375,670	3,891,649	2,828,326
Accounts payable - Meta		2,573,724
Note payable - Meta		20,000,000	12,500,000
Note Payable - Related Party	16,875,000	2,000,000
Accrued interest payable	1,935,084	1,571,336	208,889
Total current liabilities	45,775,115	30,036,709	15,537,215
Asset retirement obligations	252,731	246,866	21,937
Total liabilities	46,027,846	30,283,575	15,559,152
Stockholders’ equity:
Preferred stock, par value $0.0001, 50,000,000 shares authorized; -0- issued and outstanding at March 31, 2023 and December 31, 2022
Common stock, par value $0.0001; 500,000,000 shares authorized; 165,472,241 issued and outstanding at March 31, 2023 and December 31, 2022	16,547	16,547
Additional paid-in capital	51,345,640	51,345,640	100,546,596
Accumulated deficit	(3,297,989)	(910,538)	(68,187,516)
Total stockholders’ equity	48,209,353	50,451,649	32,359,080
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	94,237,199	80,735,224	$ 47,918,232
Prepayments - development costs		150,000
Accounts and Note Payable - Meta	21,589,362	22,573,724
Related party payables
Outstanding stock options	$ 145,155